Borrowings	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Borrowings

39 Borrowings

	2018	2017
Capital funding	1,774	2,280
Operational funding	10,287	11,355
At December 31	12,061	13,635

Current	1,379	1,692
Non-current	10,682	11,943

Fair value of borrowings	12,421	14,035

Aegon’s borrowings are defined separately as capital funding and operational funding. Capital funding includes debt securities that are issued for general corporate purposes and for capitalizing its business units. Capital funding is part of the Company’s total capitalization that is used for financing its subsidiaries and the cash held at the holding company. Operational funding includes debt securities that are issued for financing of dedicated pools of assets. These assets are either legally segregated or tracked as separate portfolios.

Capital funding

During 2018, capital funding decreased by EUR 0.5 billion related to the repayment of EUR 500 million senior unsecured notes with a coupon rate of 0%.

A detailed composition of capital funding is included in the following table:

(sorted at maturity)	Coupon rate	Coupon date	Issue/ Maturity	2018	2017
EUR 500 million Unsecured Notes	0%	August 30	2017/18	-	500
EUR 75 million Medium-Term Notes [1]	4.625%	December 9	2004/19	78	82
USD 500 million Senior Notes [1,2]	5.75%	Semi-annually	2005/20	457	455
EUR 500 million Senior Unsecured Notes	1.00%	December 8	2016/23	496	495
GBP 250 million Medium-Term Notes	6.125%	December 15	1999/31	277	279
GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually	2009/39	440	445
Other				26	24
At December 31				1,774	2,280
[1]	Measured at fair value.
[2]	Issued by subsidiaries of, and guaranteed by, Aegon N.V.

These loans are considered senior debt in calculating financial leverage in note 46 Capital management and solvency.

Operational funding

During 2018, the operational funding decreased by EUR 1.1 billion mainly due to the redemption of ‘SAECURE 13’ of EUR 0.7 billion, paydown of FHLB advances of EUR 0.7 billion and a decrease in other mortgage funding of EUR 0.5 billion. This was partly offset by a transaction under the Dutch SAECURE program (‘SAECURE 16’) to sell Class A mortgage backed securities (RMBS). ‘SAECURE 16’ consists of EUR 875 million of class A notes with an expected weighted average life of 4.1 years and a coupon of 3 month Euribor plus 40bps.

During 2017, the operational funding increased EUR 0.6 billion due to new FHLB advances of EUR 1.3 billion and two covered bond issuances in the Netherlands of EUR 0.5 billion in June and November 2017. This was partly offset by the redemption of ‘SAECURE 12’ in the Netherlands of EUR 1.0 billion and the redemption of operational funding of EUR 0.4 billion supporting a captive insurance company, which was dissolved following the divestment of a block of life reinsurance business in the Americas. Next to this there was a decrease of EUR 0.5 billion as result of foreign exchange impacts on the US dollar positions as a result of the strengthening of the euro.

	Coupon rate	Coupon date	Issue/ Maturity	2018	2017
Revolving Loan Facility Warehouse Mortgage Loans [1]	Floating	Monthly	- /2018-20	375	729
EUR 1,123 million “SAECURE 13” RMBS Note [1,2]	Floating	Quarterly	2013/18	-	750
EUR 1,367 million “SAECURE 14” RMBS Note [1,3]	Floating	Quarterly	2014/19	874	994
EUR 1,443 million “SAECURE 15” RMBS Note [1,4]	Floating	Quarterly	2014/20	1,038	1,164
EUR 875 million “SAECURE 16” RMBS Note [1,5]	Floating	Quarterly	2018/23	875	-
EUR 750 million Conditional Pass-Through Covered Bond [1,6]	0.267%	Annual	2015/20	748	747
EUR 500 million Conditional Pass-Through Covered Bond [1,7]	0.250%	Annual	2016/23	497	496
EUR 500 million Conditional Pass-Through Covered Bond [1,8]	0.750%	Annual	2017/27	488	486
EUR 500 million Conditional Pass-Through Covered Bond [1,9]	0.375%	Annual	2017/24	497	497
USD 1.54 billion Variable Funding Surplus Note [10,11]	Floating	Quarterly	2006/36	1,388	1,322
FHLB Secured borrowings [1]	Floating	Quarterly	2016/46	3,495	4,160
Other				12	10
At December 31				10,287	11,355
[1]	Issued by a subsidiary of Aegon N.V.
[2]	The Notes were called for redemption on the first optional redemption date (February 28, 2018)
[3]

The first optional redemption date is January 30, 2019; the final maturity date is January 30, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

[4]

The first optional redemption date is January 30, 2020; the final maturity date is January 30, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

[5]

The first optional redemption date is October 30, 2023; the final legal maturity date is October 30, 2091. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

[6]	The maturity date is December 1, 2020; the extended due for payment date is December 1, 2052.
[7]	The maturity date is May 25, 2023; the extended due for payment date is May 25, 2055.
[8]	The maturity date is June 27, 2027; the extended due for payment date is June 27, 2059.
[9]	The maturity date is November 21, 2024; the extended due for payment date is November 21, 2056.
[10]	Outstanding amounts can vary up to the maximum stated nominal amount.
[11]

This debenture is issued by a wholly owned captive that is consolidated in the Aegon N.V. consolidated financial statements. A guarantee has been provided by Aegon N.V. – refer to note 48 Commitments and contingencies.

Other

Included in borrowings is EUR 536 million relating to borrowings measured at fair value (2017: EUR 536 million). For the year 2018, Aegon’s credit spread had a positive impact of EUR 1 million on income before tax (2017: negative impact of EUR 15 million) and a negative impact of EUR 3 million on shareholders’ equity (2017: negative impact of EUR 10 million). The cumulative negative impact of Aegon’s credit spread for borrowings in portfolio at year-end, based on observable market data, on income before tax amounted to EUR 26 million (2017: EUR 27 million).

The difference between the contractually required payment at maturity date and the carrying amount of the borrowings amounted to EUR (8) million (2017: EUR 9 million).

Undrawn committed borrowing facilities:	2018	2017
Floating-rate
- Expiring within one year	260	197
- Expiring beyond one year	3,420	3,170
At December 31	3,680	3,367

There were no defaults or breaches of conditions during the period.